Pensions	12 Months Ended
Dec. 31, 2024
Pensions
Pensions

5 Pensions

NatWest Group operates two types of pension scheme: defined contribution and defined benefit. The defined contribution schemes invest contributions in a choice of funds and the accumulated contributions and investment returns are used by the employee to provide benefits on retirement. There is no legal or constructive obligation for NatWest Group to pay any further contributions or benefits. The defined benefit schemes provide pensions in retirement based on employees’ pensionable salaries and service.

NatWest Group’s balance sheet includes any defined benefit pension scheme surplus or deficit as a retirement benefit asset or liability reported in other assets and other liabilities. The surplus or deficit is the difference between the liabilities to be paid from the defined benefit scheme and the assets held by the scheme to meet these liabilities. The liabilities are calculated by external actuaries using a number of financial and demographic assumptions.

For some NatWest Group defined benefit schemes where there is a net defined benefit surplus in excess of the present value of any economic benefits that can be obtained from that surplus, the application of accounting standards means we do not recognise that surplus on the balance sheet.

For accounting policy information refer to Accounting policy 3.3.

Defined contribution schemes

NatWest Group sponsors several defined contribution schemes in different territories, which new employees are entitled to join. NatWest Group pays specific contributions into individual investment funds on employees’ behalf. Once those contributions are paid, there is no further liability on the NatWest Group balance sheet relating to the defined contribution schemes.

Defined benefit schemes

NatWest Group sponsors a number of pension schemes in the UK and overseas, including the Main section of the NatWest Group Pension Fund (the Main section) which operates under UK trust law and is managed and administered on behalf of its members in accordance with the terms of the trust deed, the scheme rules and UK legislation.

Pension fund trustees are appointed to operate each fund and ensure benefits are paid in accordance with the scheme rules and national law. The trustees are the legal owner of a scheme’s assets, and have a duty to act in the best interests of all scheme members.

The schemes generally provide a pension of one -sixtieth of final pensionable salary for each year of service prior to retirement up to a maximum of 40 years and are contributory for current members.

These have been closed to new entrants for over ten years, although active members continue to build up additional pension benefits, currently subject to 2% maximum annual salary inflation, while they remain employed by NatWest Group.

The Main section corporate trustee is NatWest Pension Trustee Limited (the Trustee), a wholly owned subsidiary of NWB Plc, Principal Employer of the Main section.

The Board of the Trustee includes member trustee directors selected from eligible active staff, deferred and pensioner members who apply and trustee directors appointed by NatWest Group.

Under UK legislation, a defined benefit pension scheme is required to meet the statutory funding objective of having sufficient and appropriate assets to cover its liabilities (the pensions that have been promised to members).

Similar governance principles apply to NatWest Group’s other defined benefit pension schemes.

Investment strategy

The assets of the Main section represent 90% of all plan assets at 31 December 2024 (2023 - 91%) and are invested as shown below.

Within the non-insured portfolio the Main section employs physical, derivative and non-derivative instruments to achieve a desired asset class exposure and to reduce the section’s interest rate, inflation, and currency risk. This means that the net funding position is considerably less sensitive to changes in market conditions than the value of the assets or liabilities in isolation. In particular, movements in interest rate and inflation are substantially hedged by the Trustee.

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During 2023, the Trustee completed a buy-in insurance transaction for the AA section of the Group Pension Fund. Further transactions for the Main section were completed during 2024. Each transaction saw a premium paid to an insurer in exchange for a buy-in insurance contract. The contracts provide a stream of cashflows to the Trustee replicating payments due to members, thereby passing material demographic and market risk to the insurer.

At 31 December 2024, the Main section included buy-in insurance contracts covering around a third of the liabilities, while around 99% of AA section liabilities were insured.

The premium for each transaction was determined by the insurer using its pricing basis. Under IAS 19, the value placed on this asset mirrors the valuation of the defined benefit obligations covered, incorporating an assessment of credit risk. Since the insurer’s pricing basis is more conservative than the best-estimate valuation under IAS 19, a material asset loss arises at the outset. However, the asset loss is offset by a corresponding movement in the asset ceiling, meaning the net balance sheet and OCI impacts are neutral. Once the contract has been established, the value of the buy-in insurance contracts will move in line with movements in the defined benefit obligations covered, protecting the scheme against demographic and market risk.

Major classes of plan assets as a percentage of total plan assets of the Main section

	2024			2023
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	%	%	%	%	%	%
Equities	0.1	6.6	6.7	0.1	6.7	6.8
Index-linked bonds	23.6	—	23.6	36.7	—	36.7
Government bonds	9.9	—	9.9	13.3	—	13.3
Corporate and other bonds	14.4	4.1	18.5	19.2	6.4	25.6
Real estate	—	2.4	2.4	—	4.5	4.5
Derivatives	—	0.1	0.1	—	2.7	2.7
Buy-in insurance contracts	—	27.0	27.0	—	—	—
Cash and other assets	—	11.8	11.8	—	10.4	10.4
	48.0	52.0	100.0	69.3	30.7	100.0

The Main section’s holdings of derivative instruments are summarised in the table below:

	2024			2023
	Notional	Fair value		Notional	Fair value
	amounts	Assets	Liabilities	amounts	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Inflation rate swaps	24	1,548	812	29	1,929	940
Interest rate swaps	57	3,096	3,763	52	3,121	3,394
Currency forwards	8	60	130	13	235	34
Equity and bond call options	—	—	—	—	—	—
Equity and bond put options	—	—	—	—	—	4
Other	1	22	4	1	8	20

Swaps have been executed at prevailing market rates and within standard market bid/offer spreads with a number of counterparties, including NWB Plc.

At 31 December 2024, the gross notional value of the swaps was £81 billion (2023 - £81 billion) and had a net positive fair value of £73 million (2023 - £714 million) against which the scheme had posted 85% collateral.

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The schemes do not invest directly in NatWest Group but may have exposure to NatWest Group through indirect holdings. The trustees of the respective UK schemes are responsible for ensuring that indirect investments in NatWest Group do not exceed the regulatory limit of 5% of plan assets.

	Main section				All schemes
		Present value	Asset	Net			Asset
	Fair value	of defined	ceiling/	pension	Fair	Present value	ceiling/	Net
	of plan	benefit	minimum	assets/	value of	of defined	minimum	pension
	assets	obligation (1)	funding	liability	plan assets	benefit obligation (1)	funding	assets (2)
Changes in value of net pension assets/(liability)	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	34,016	(24,733)	(9,283)	—	37,598	(27,601)	(9,777)	220
Currency translation and other adjustments	—	—	—	—	(21)	21	4	4
Income statement - operating expenses	1,677	(1,286)	(464)	(73)	1,841	(1,478)	(485)	(122)
Other comprehensive income	(1,042)	(1,737)	2,643	(136)	(1,182)	(1,939)	2,841	(280)
Contributions by employer	209	—	—	209	278	2	—	280
Contributions by plan participants and other scheme members	7	(7)	—	—	12	(12)	—	—
Assets/liabilities extinguished upon settlement	—	—	—	—	(50)	50	—	—
Benefits paid	(1,229)	1,229	—	—	(1,365)	1,365	—	—
At 1 January 2024	33,638	(26,534)	(7,104)	—	37,111	(29,592)	(7,417)	102
Currency translation and other adjustments	—	—	—	—	(5)	9	(4)	—
Income statement - operating expenses
Net interest expense	1,589	(1,244)	(341)	4	1,737	(1,374)	(355)	8
Current service cost	—	(72)	—	(72)	—	(99)	—	(99)
Past service cost	—	(3)	—	(3)	—	(3)	—	(3)
Loss on curtailments and settlements	—	—	—	—	—	8	—	8
	1,589	(1,319)	(341)	(71)	1,737	(1,468)	(355)	(86)
Other comprehensive income
Return on plan assets excluding recognised interest income (3)	(4,612)	—	—	(4,612)	(4,860)	—	—	(4,860)
Experience gains and losses	—	13	—	13	—	(3)	—	(3)
Effect of changes in actuarial financial assumptions	—	2,182	—	2,182	—	2,343	—	2,343
Effect of changes in actuarial demographic assumptions	—	(77)	—	(77)	—	(62)	—	(62)
Asset ceiling adjustments (3)	—	—	2,360	2,360	—	—	2,416	2,416
	(4,612)	2,118	2,360	(134)	(4,860)	2,278	2,416	(166)
Contributions by employer (4)	205	—	—	205	250	—	—	250
Contributions by plan participants and other scheme members	7	(7)	—	—	11	(11)	—	—
Assets/liabilities extinguished upon settlement	—	—	—	—	(42)	42	—	—
Benefits paid	(1,281)	1,281	—	—	(1,445)	1,455	—	10
At 31 December 2024 (5)	29,546	(24,461)	(5,085)	—	32,757	(27,287)	(5,360)	110

(1)	Defined benefit obligations are subject to annual valuation by independent actuaries.
(2)	NatWest Group recognises the net pension scheme surplus or deficit as a net asset or liability. In doing so, the funded status is adjusted to reflect any schemes with a surplus that NatWest Group may not be able to access, as well as any minimum funding requirement to pay in additional contributions. This is most relevant to the Main section, where the surplus is not recognised as the trustees have rights over the use of the surplus. Other NatWest Group schemes that this applies to include the Ulster Bank Pension Scheme (NI) and the NatWest Markets section.
(3)	Buy-in transactions have had a significant, offsetting impact on the ‘Return on plan assets excluding recognised income’ and “Asset ceiling adjustments” line items recognised in OCI.
(4)	NatWest Group expects to make contributions to the Main section of £39 million in 2025.
(5)	During 2024, the Court of Appeal upheld the initial High Court ruling in respect of Virgin Media v NTL Pension Trustees II Limited (and others), calling into question the validity of rule amendments made between 1997 and 2016. In 2023, a selection of amendments from the relevant period judged as material, were reviewed. While uncertainties remain, the review indicated the risk of a change in the defined benefit obligation (DBO) was remote, so no adjustment was made to the DBO value. This position is unchanged at year end.

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	All schemes
	2024	2023
Amounts recognised on the balance sheet	£m	£m
Fund asset at fair value	32,757	37,111
Present value of fund liabilities	(27,287)	(29,592)
Funded status	5,470	7,519
Assets ceiling/minimum funding	(5,360)	(7,417)
	110	102

	2024	2023
Net pension asset/(liability) comprises	£m	£m
Net assets of schemes in surplus (refer to Note 17)	190	201
Net liabilities of schemes in deficit (refer to Note 20)	(80)	(99)
	110	102

Funding and contributions by NatWest Group

In the UK, the trustees of defined benefit pension schemes are required to perform funding valuations every three years. The trustees and the sponsor, with the support of the Scheme Actuary, agree the assumptions used to value the liabilities and to determine future contribution requirements. The funding assumptions incorporate a margin for prudence over and above the expected cost of providing the benefits promised to members, taking into account the sponsor’s covenant and the investment strategy of the scheme. Similar arrangements apply in the other territories where NatWest Group sponsors defined benefit pension schemes.

A full triennial funding valuation of the Main section, effective 31 December 2023, was completed during financial year 2024.

This triennial funding valuation determined the funding level to be 115%, pension liabilities to be £29 billion and the surplus to be £4 billion, all assessed on the agreed funding basis. The average cost of the future service of current members is 21.2% of salary before contributions from those members. Given the strong funding level, it was agreed that future service contributions would cease from 1 January 2025. The sponsor will continue to meet administrative expenses.

The key assumptions used to determine the uninsured funding liabilities were the discount rate, which is determined based on fixed interest swap and gilt yields plus 0.64% per annum, and mortality assumptions, which result in life expectancies of 27.1/29.1 years for male/female pensioners who were age 60 and 28.5/30.6 years from age 60 for males/females who were age 40 at the valuation date.

Accounting Assumptions

Placing a value on NatWest Group’s defined benefit pension schemes’ liabilities requires NatWest Group’s management to make a number of assumptions, with the support of independent actuaries. The ultimate cost of the defined benefit obligations depends upon actual future events and the assumptions made are unlikely to be exactly borne out in practice, meaning the final cost may be higher or lower than expected.

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The most significant assumptions used for the Main section are shown below:

	Principal IAS 19 actuarial assumptions (1)
	2024	2023
	%	%
Discount rate	5.6	4.8
Inflation assumption (RPI)	3.2	3.1
Rate of increase in salaries	1.8	1.8
Rate of increase in deferred pensions	3.4	3.2
Rate of increase in pensions in payment	2.6	2.4
Lump sum conversion rate at retirement	18.0	18.0

Longevity at age 60:	years	years
Current pensioners
Males	26.5	26.8
Females	28.5	28.6
Future pensioners, currently aged 40
Males	27.5	27.7
Females	29.7	29.5

(1)	The above financial assumptions are long-term assumptions set with reference to the period over which the obligations are expected to be settled.

Discount rate

The IAS 19 valuation uses a single discount rate set by reference to the yield on a basket of high quality sterling corporate bonds.

Significant judgement is required when setting the criteria for bonds to be included in the basket of bonds that is used to determine the discount rate used in the IAS 19 valuations. The criteria include issue size, quality of pricing and the exclusion of outliers. Judgement is also required in determining the shape of the yield curve at long durations; a constant credit spread relative to gilts is assumed. Sensitivity to the main assumptions is presented below.

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The weighted average duration of the Main section's defined benefit obligation at 31 December 2024 is 13 years (2023 – 14.0 years). The chart below shows the projected benefit payment pattern for the Main section in nominal terms. These cashflows are based on the most recent formal actuarial valuation, effective 31 December 2023.

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The table below shows how the present value of the net pension asset of the Main section would change if the key assumptions used were changed independently. In practice the variables have a degree of correlation and do not move completely in isolation.

	(Decrease)/	(Decrease)/	Increase in
	increase in	increase in	net pension
	value of	value of	(obligations)/
	assets	liabilities	assets
2024	£m	£m	£m
0.5% increase in interest rates/discount rate	(1,554)	(1,529)	(25)
0.25% increase in inflation	648	571	77
0.5% increase in credit spreads	(4)	(1,529)	1,525
Longevity increase of one year	295	832	(537)
0.25% additional rate of increase in pensions in payment	205	605	(400)
Increase in equity values of 10% (1)	199	na	199

2023
0.5% increase in interest rates/discount rate	(2,292)	(1,746)	(546)
0.25% increase in inflation	811	578	233
0.5% increase in credit spreads	(12)	(1,746)	1,734
Longevity increase of one year	na	902	(902)
0.25% additional rate of increase in pensions in payment	na	706	(706)
Increase in equity values of 10% (1)	229	na	229

na = not applicable

(1)	Includes both quoted and private equity.

The table below shows the combined change in defined benefit obligation from larger movements in these assumptions, assuming no changes in other assumptions.

		Change in life expectancies
		-2 years	-1 year	No change	+ 1 year	+ 2 years
2024		£bn	£bn	£bn	£bn	£bn
Change in credit spreads	+50 bps	(3.1)	(2.3)	(1.5)	(0.7)	—
	No change	(1.7)	(0.9)	—	0.8	1.7
	-50 bps	(0.2)	0.7	1.7	2.5	3.4

2023
Change in credit spreads	+50 bps	(3.5)	(2.6)	(1.7)	(0.9)	(0.1)
	No change	(1.9)	(0.9)	—	0.9	1.8
	-50 bps	—	1.0	2.0	2.9	3.9

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The defined benefit obligation of the Main section is attributable to the different classes of scheme members in the following proportions:

	2024	2023
Membership category	%	%
Active members	6.9	7.5
Deferred members	40.7	41.9
Pensioners and dependants	52.4	50.6
	100.0	100.0

The experience history of NatWest Group schemes is shown below:

	Main section					All schemes
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Experience history of defined benefit schemes	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value of plan assets	29,546	33,638	34,016	52,021	51,323	32,757	37,111	37,598	57,787	57,249
Present value of plan obligations	(24,461)	(26,534)	(24,733)	(42,020)	(43,870)	(27,287)	(29,592)	(27,601)	(46,808)	(48,864)
Net surplus	5,085	7,104	9,283	10,001	7,453	5,470	7,519	9,997	10,979	8,385

Experience (losses)/gains on plan liabilities	13	(1,531)	(2,053)	241	427	(3)	(1,599)	(2,137)	237	455
Experience (losses)/gains on plan assets	(4,612)	(1,042)	(18,180)	841	5,486	(4,860)	(1,182)	(20,326)	872	6,027
Actual return on plan assets	(3,023)	634	(17,248)	1,554	6,422	(3,123)	659	(19,285)	1,667	7,064
Actual return on plan assets	(9.0)%	1.9%	(33.2)%	3.0%	13.8%	(8.4)%	1.8%	(33.4)%	2.9%	13.6%